Expense Example - FidelitySustainableUSEquityFund-AMCIZPRO - FidelitySustainableUSEquityFund-AMCIZPRO - Fidelity Sustainable U.S. Equity Fund	Jul. 29, 2023 USD ($)
Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Expense Example:
1 year	$ 685
3 years	1,056
5 years	1,479
10 years	2,654
Fidelity Advisor Sustainable U.S. Equity Fund - Class M
Expense Example:
1 year	488
3 years	912
5 years	1,389
10 years	2,704
Fidelity Advisor Sustainable U.S. Equity Fund - Class C
Expense Example:
1 year	293
3 years	738
5 years	1,337
10 years	2,781
Fidelity Advisor Sustainable U.S. Equity Fund - Class I
Expense Example:
1 year	92
3 years	409
5 years	773
10 years	1,800
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z
Expense Example:
1 year	77
3 years	376
5 years	726
10 years	$ 1,714